================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-PX

                  ANNUAL REPORT OF PROXY RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:   811-09060

                           HOLLAND SERIES FUND, INC.
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

                                375 Park Avenue
                              New York, NY 10152
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 (Address of principal executive offices)  Copy to:

 Michael F. Holland                        Andrew J. DeLorme, Esq.
 President and Treasurer                   State Street Bank and Trust Company
 Holland Series Fund, Inc.                 4 Copley Pace, 5th Floor
 375 Park Avenue                           Boston, Massachusetts 02116
 New York, New York 10152

                                           and

                                           Timothy Diggins, Esq.
                                           Ropes & Gray
                                           Prudential Tower
                                           800 Boylston Street
                                           Boston, Massachusetts 02119-3600
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 800-304-6552

Date of fiscal year end: September 30

Date of reporting period: July 1, 2012 - June 30, 2013

================================================================================

Item 1. Proxy Voting Record

        Ticker           Meeting                                                                Mgmt.
Issuer  Symbol Cusip No.  Date              Ballot Issue               Proposed by   Vote Cast  Rec.
------  ------ --------- -------- ---------------------------------- --------------- --------- -------
3M Co.   MMM   88579Y101 05/14/13 Proposal 1: Election of            Issuer           No vote  For
                                  Directors

                                  1a. Linda G. Alvarado
                                  1b. Vance D. Coffman
                                  1c. Michael L. Eskew
                                  1d. W. James Farrell
                                  1e. Herbert L. Henkel
                                  1f. Muhtar Kent
                                  1g. Edward M. Liddy
                                  1h. Robert S. Morrison
                                  1i. Aulana L. Peters
                                  1j. Inge G. Thulin
                                  1k. Robert J. Ulrich

                                  Proposal 2: To Ratify the          Issuer           No vote  For
                                  appointment of
                                  PricewaterhouseCoopers LLP
                                  as 3M's independent registered
                                  public accounting firm.

                                  Proposal 3: Advisory approval      Issuer           No vote  For
                                  of executive compensation.

                                  Proposal 4: Stockholder            Security Holder  No vote  Against
                                  Proposal on action by written
                                  consent.

                                  Proposal 5: Stockholder            Security Holder  No vote  Against
                                  proposal on prohibiting political
                                  spending from corporate
                                  treasury funds.

                      Ticker           Meeting                                                              Mgmt.
Issuer                Symbol Cusip No.  Date             Ballot Issue              Proposed by   Vote Cast  Rec.
------                ------ --------- -------- -------------------------------- --------------- --------- -------
American Express Co.   AXP   025816109 04/29/13 Proposal 1: Election of          Issuer           No vote  For
                                                Directors

                                                01) C. Barshefsky
                                                02) U.M. Burns
                                                03) K.I. Chenault
                                                04) P. Chernin
                                                05) A. Lauvergeon
                                                06) T.J. Leonsis
                                                07) R.C. Levin
                                                08) R.A. McGinn
                                                09) S.J. Palmisano
                                                10) S.S. Reinemund
                                                11) D.L. Vasella
                                                12) R.D. Walter
                                                13) R.A. Williams

                                                Proposal 2: Ratification of      Issuer           No vote  For
                                                appointment of
                                                PricewaterhouseCoopers LLP
                                                as our independent registered
                                                public accounting firm for
                                                2013.

                                                Proposal 3: Advisory resolution  Issuer           No vote  For
                                                to approve executive
                                                compensation.

                                                Proposal 4: Shareholder          Security Holder  No vote  Against
                                                proposal relating to separation
                                                of chairman and ceo roles.

                          Ticker           Meeting                                                            Mgmt.
Issuer                    Symbol Cusip No.  Date            Ballot Issue             Proposed by   Vote Cast  Rec.
------                    ------ --------- -------- ------------------------------ --------------- --------- -------
Berkshire Hathaway, Inc.  BRK/A  084670108 05/04/13 Proposal 1: Election of        Issuer           No vote  For
                                                    Directors

                                                    01-Warren E. Buffett
                                                    02-Charles T. Munger
                                                    03-Howard G. Buffett
                                                    04-Stephen B. Burke
                                                    05-Susan L. Decker
                                                    06-William H. Gates III
                                                    07-David S. Gottesman
                                                    08-Charlotte Guyman
                                                    09-Donald R. Keough
                                                    10-Thomas S. Murphy
                                                    11-Ronald L. Olson
                                                    12-Walter Scott, Jr.
                                                    13-Meryl B. Witmer

                                                    Proposal 2: Shareholder        Security Holder  No vote  Against
                                                    proposal regarding greenhouse
                                                    gas and other air emissions.

                     Ticker           Meeting                                                              Mgmt.
Issuer               Symbol Cusip No.  Date             Ballot Issue              Proposed by   Vote Cast  Rec.
------               ------ --------- -------- -------------------------------- --------------- --------- -------
Comcast Corporation  CMCSA  20030N101 05/15/13 Proposal 1: Election of          Issuer           No vote  For
                                               Directors

                                               01-Kenneth J. Bacon
                                               02-Sheldon M. Bonovitz
                                               03-Joseph J. Collins
                                               04-J. Michael Cook
                                               05-Gerald L. Hassell
                                               06-Jeffrey A. Honickman
                                               07-Eduardo G. Mestre
                                               08-Brian L. Roberts
                                               09-Ralph J. Roberts
                                               10-Johnathan A. Rodgers
                                               11-Dr. Judith Rodin

                                               Proposal 2: Ratification of the  Issuer           No vote  For
                                               appointment of our independent
                                               auditors

                                               Proposal 3: To prohibit          Security Holder  No vote  Against
                                               accelerated vesting upon a
                                               change in control

                                               Proposal 4: To adopt a           Security Holder  No vote  Against
                                               recapitalization plan

                   Ticker           Meeting                                                             Mgmt.
Issuer             Symbol Cusip No.  Date             Ballot Issue             Proposed by   Vote Cast  Rec.
------             ------ --------- -------- ------------------------------- --------------- --------- -------
Exxon Mobil Corp.   XOM   30231G102 05/29/13 Proposal 1: Election of         Issuer           No vote  For
                                             Directors

                                             01-M.J. Boskin
                                             02-P. Brabeck-Letmathe
                                             03-U.M. Burns
                                             04- L.R. Faulkner
                                             05-J.S. Fishman
                                             06-H.H. Fore
                                             07-K.C. Frazier
                                             08-W.W. George
                                             09-S.J. Palmisano
                                             10-S.S. Reinemund
                                             11-R.W. Tillerson
                                             12-W.C. Weldon
                                             13-E. E. Whitacre, Jr.

                                             Proposal 2: Ratification of     Issuer           No vote  For
                                             Independent Auditors

                                             Proposal 3: Advisory Vote to    Issuer           No vote  For
                                             Approve Executive
                                             Compensation

                                             Proposal 4: Independent         Security Holder  No vote  Against
                                             Chairman

                                             Proposal 5: Majority Vote for   Security Holder  No vote  Against
                                             Directors

                                             Proposal 6: Limits              Security Holder  No vote  Against
                                             Directorships

                                             Proposal 7: Report on Lobbying  Security Holder  No vote  Against

                                             Proposal 8: Political           Security Holder  No vote  Against
                                             Contributions Policy

                                             Proposal 9: Amendment of        Security Holder  No vote  Against
                                             EEO Policy

                                             Proposal 10: Report on Natural  Security Holder  No vote  Against
                                             Gas Production

                                             Proposal 11: Greenhouse Gas     Security Holder  No vote  Against
                                             Emissions Goals

                      Ticker           Meeting                                                            Mgmt.
Issuer                Symbol Cusip No.  Date            Ballot Issue             Proposed by   Vote Cast  Rec.
------                ------ --------- -------- ------------------------------ --------------- --------- -------
General Electric Co.    GE   369604103 04/24/13 Proposal A: Election of        Issuer           No vote  For
                                                Directors

                                                1-W. Geoffrey Beattie
                                                2-John J. Brennan
                                                3-James I. Cash, Jr.
                                                4-Francisco D'Souza
                                                5-Marijn E. Dekkers
                                                6-Ann M. Fudge
                                                7-Susan Hockfield
                                                8-Jeffrey R. Immelt
                                                9-Andrea Jung
                                                10-Robert W. Lane
                                                11-Ralph S. Larsen
                                                12-Rochelle B. Lazarus
                                                13-James J. Mulva
                                                14-Mary L. Schapiro
                                                15-Robert J. Swieringa
                                                16-James S. Tisch
                                                17-Douglas A. Warner III

                                                Proposal B1: Advisory          Issuer           No vote  For
                                                Approval of Our Named
                                                Executives' Compensation

                                                Proposal B2: Ratification of   Issuer           No vote  For
                                                Selection of Independent
                                                Registered Public Accounting
                                                Firm

                                                Proposal C1: Cessation of All  Security Holder  No vote  Against
                                                Stock Options and Bonuses

                                                Proposal C2: Director Term     Security Holder  No vote  Against
                                                Limits

                                                Proposal C3: Independent       Security Holder  No vote  Against
                                                Chairman

                                                Proposal C4: Right to Act by   Security Holder  No vote  Against
                                                Written Consent

                                                Proposal C5: Executives to     Security Holder  No vote  Against
                                                Retain Significant Stock

                                                Proposal C6: Multiple          Security Holder  No vote  Against
                                                Candidate Elections

             Ticker           Meeting                                                             Mgmt.
Issuer       Symbol Cusip No.  Date             Ballot Issue             Proposed by   Vote Cast  Rec.
------       ------ --------- -------- ------------------------------- --------------- --------- -------
Intel Corp.   INTC  458140100 05/16/13 Proposal 1: Election of         Issuer           No vote  For
                                       Directors

                                       1a. Charlene Barshefsky
                                       1b. Andy D. Bryant
                                       1c. Susan L. Decker
                                       1d. John J. Donahoe
                                       1e. Reed E. Hundt
                                       1f. James D. Plummer
                                       1g. David S. Pottruck
                                       1h. Frank D. Yeary
                                       1i. David B. Yoffie

                                       Proposal 2: Ratification of     Issuer           No vote  For
                                       selection of Ernst & Young
                                       LLP as our independent
                                       registered public accounting
                                       firm for the current year

                                       Proposal 3: Advisory vote to    Issuer           No vote  For
                                       approve executive
                                       compensation

                                       Proposal 4: Approval of         Issuer           No vote  For
                                       amendment and extension of
                                       the 2006 Equity Incentive Plan

                                       Proposal 5: Stockholder         Security Holder  No vote  Against
                                       proposal titled "Executives to
                                       Retain Significant Stock"

                        Ticker           Meeting                                                              Mgmt.
Issuer                  Symbol Cusip No.  Date             Ballot Issue              Proposed by   Vote Cast  Rec.
------                  ------ --------- -------- -------------------------------- --------------- --------- -------
International Business   IBM   459200101 04/30/13 Proposal 1: Election of          Issuer           No vote  For
  Machines Corp.                                  Directors For a Term of One
                                                  Year

                                                  01- A. J. P. Belda
                                                  02- W.R. Brody
                                                  03- K.I. Chenault
                                                  04- M.L. Eskew
                                                  05- D.N. Farr
                                                  06- S.A. Jackson
                                                  07- A.N. Liveris
                                                  08- W.J. McNerney, Jr.
                                                  09- J.W. Owens
                                                  10- V.M. Rometty
                                                  11- J.E. Spero
                                                  12- S. Taurel
                                                  13- L.H. Zambrano

                                                  Proposal 2: Ratification of      Issuer           No vote  For
                                                  Appointment of Independent
                                                  Registered Public Accounting
                                                  Firm

                                                  Proposal 3: Advisory Vote on     Issuer           No vote  For
                                                  Executive Compensation

                                                  Proposal 4: Stockholder          Security Holder  No vote  Against
                                                  Proposal for Disclosure of
                                                  Lobbying Policies and Practices

                                                  Proposal 5: Stockholder          Security Holder  No vote  Against
                                                  Proposal on the Right to Act by
                                                  Written Consent

                                                  Proposal 6: Stockholder          Security Holder  No vote  Against
                                                  Proposal on Independent Board
                                                  Chair

                                                  Proposal 7: Stockholder          Security Holder  No vote  Against
                                                  Proposal for Executives to
                                                  Retain Significant Stock

                   Ticker           Meeting                                                               Mgmt.
Issuer             Symbol Cusip No.  Date              Ballot Issue              Proposed by   Vote Cast  Rec.
------             ------ --------- -------- --------------------------------- --------------- --------- -------
Johnson & Johnson   JNJ   478160104 04/25/13 Proposal 1: Election of           Issuer           No vote  For
                                             Directors

                                             01- Mary Sue Coleman
                                             02- James G. Cullen
                                             03- Ian E.L. Davis
                                             04- Alex Gorsky
                                             05- Michael M.E. Johns
                                             06- Susan L. Lindquist
                                             07- Anne M. Mulcahy
                                             08- Leo F. Mullin
                                             09- William D. Perez
                                             10- Charles Prince
                                             11- A. Eugene Washington
                                             12- Ronald A. Williams

                                             Proposal 2: Advisory Vote to      Issuer           No vote  For
                                             Approve Named Executive
                                             Officer Compensation

                                             Proposal 3: Ratification of       Issuer           No vote  For
                                             appointment of
                                             PricewaterhouseCoopers LLP
                                             as independent registered public
                                             accounting firm for 2013

                                             Proposal 4: Shareholder           Security Holder  No vote  Against
                                             Proposal - Executives to Retain
                                             Significant Stock

                                             Proposal 5: Shareholder           Security Holder  No vote  Against
                                             Proposal on Political
                                             Contributions and Corporate
                                             Values

                                             Proposal 6: Shareholder           Security Holder  No vote  Against
                                             Proposal on Independent Board
                                             Chairman

                      Ticker           Meeting                                                                Mgmt.
Issuer                Symbol Cusip No.  Date              Ballot Issue               Proposed by   Vote Cast  Rec.
------                ------ --------- -------- ---------------------------------- --------------- --------- -------
JPMorgan Chase & Co.   JPM   46625H100 05/21/13 Proposal 1: Election of            Issuer           No vote  For
                                                Directors

                                                1a. James A. Bell
                                                1b. Crandall C. Bowles
                                                1c. Stephen B. Burke
                                                1d. David M. Cote
                                                1e. James S. Crown
                                                1f. James Dimon
                                                1g. Timothy P. Flynn
                                                1h. Ellen V. Futter
                                                1i. Laban P. Jackson, Jr.
                                                1j. Lee R. Raymond
                                                1k. William C. Weldon

                                                Proposal 2: Appointment of         Issuer           No vote  For
                                                independent registered public
                                                accounting firm

                                                Proposal 3: Advisory resolution    Issuer           No vote  For
                                                to approve executive
                                                compensation

                                                Proposal 4: Amendment to the       Issuer           No vote  For
                                                Firm's Restated Certificate of
                                                Incorporation to authorize
                                                shareholder action by written
                                                consent

                                                Proposal 5: Reapproval of Key      Issuer           No vote  For
                                                Executive Performance Plan

                                                Proposal 6: Require Separation     Security Holder  No vote  Against
                                                of chairman and CEO

                                                Proposal 7: Require executives     Security Holder  No vote  Against
                                                to retain significant stock until
                                                reaching normal retirement age

                                                Proposal 8: Adopt procedures to    Security Holder  No vote  Against
                                                avoid holding or recommending
                                                investments that contribute to
                                                human rights violations

        Ticker Cusip Meeting                                                            Mgmt.
Issuer  Symbol  No.   Date            Ballot Issue             Proposed by   Vote Cast  Rec.
------  ------ ----- ------- ------------------------------- --------------- --------- -------
                             Proposal 9: Disclose Firm       Security Holder  No vote  Against
                             payments used directly or
                             indirectly by lobbying,
                             including specific amounts and
                             recipients' names

                 Ticker           Meeting                                                             Mgmt.
Issuer           Symbol Cusip No.  Date             Ballot Issue             Proposed by   Vote Cast  Rec.
------           ------ --------- -------- ------------------------------- --------------- --------- -------
Microsoft Corp.   MSFT  594918104 11/28/12 Proposal 1: Election of         Issuer           No vote  For
                                           Direcors

                                           1. Steven A. Ballmer
                                           2. Dina Dublon
                                           3. William H. Gates III
                                           4. Maria M. Klawe
                                           5. Stephen J. Luczo
                                           6. David F. Marquardt
                                           7. Charles H. Noski
                                           8. Helmut Panke
                                           9. John W. Thompson

                                           Proposal 10: Advisory Vote on   Issuer           No vote  For
                                           Named Executive Officer
                                           Compensation

                                           Proposal 11: Approval of        Issuer           No vote  For
                                           Employee Stock Purchase Plan


                                           Proposal 12: Ratification of    Issuer           No vote  For
                                           Deloitte & Touche LLP as our
                                           independent auditor for fiscal
                                           year 2013

                                           Proposal 13: Shareholder        Security Holder  No vote  Against
                                           Proposal - Adopt cumulative
                                           voting

               Ticker           Meeting                                                         Mgmt.
Issuer         Symbol Cusip No.  Date             Ballot Issue            Proposed by Vote Cast Rec.
------         ------ --------- -------- -------------------------------- ----------- --------- -----
Pepsico, Inc.   PEP   713448108 05/01/13 Proposal 1: Election of            Issuer     No vote   For
                                         Directors

                                         1.1 S.L. Brown
                                         1.2 G.W. Buckley
                                         1.3 I.M. Cook
                                         1.4 D. Dublon
                                         1.5 V.J. Dzau
                                         1.6 R.L. Hunt
                                         1.7 A. Ibarguen
                                         1.8 I.K. Nooyi
                                         1.9 S.P. Rockefeller
                                         1.10 J.J. Schiro
                                         1.11 L.G. Trotter
                                         1.12 D. Vasella
                                         1.13. A. Weisser

                                         Proposal 2: Ratify the             Issuer     No vote   For
                                         appointment of KPMG LLP as
                                         our independent registered
                                         public accountants for fiscal
                                         year 2013.

                                         Proposal 3: Advisory               Issuer     No vote   For
                                         resolution to approve executive
                                         compensation.

                    Ticker           Meeting                                                        Mgmt.
Issuer              Symbol Cusip No.  Date             Ballot Issue           Proposed by Vote Cast Rec.
------              ------ --------- -------- ------------------------------- ----------- --------- -----
Schlumberger, Ltd.   SLB   806857108 04/10/13 Proposal 1: Election of           Issuer     No vote   For
                                              Directors

                                              1a. Peter L.S. Currie
                                              1b. Tony Isaac
                                              1c. K. Vaman Kamath
                                              1d. Paal Kibsgaard
                                              1e. Nikolay Kudryavtsev
                                              1f. Adrian Lajous
                                              1g. Michael E. Marks
                                              1h. Lubna S. Olayan
                                              1i. L. Rafael Reif
                                              1j. Tore I. Sandvold
                                              1k. Henri Seydoux

                                              Proposal 2: To approve, on an     Issuer     No vote   For
                                              advisory basis, the Company's
                                              executive compensation.

                                              Proposal 3: To approve the        Issuer     No vote   For
                                              Company's 2012 financial
                                              statements and declarations of
                                              dividends.

                                              Proposal 4: To approve the        Issuer     No vote   For
                                              appointment of the independent
                                              registered public accounting
                                              firm.

                                              Proposal 5: To approve the        Issuer     No vote   For
                                              adoption of the 2013
                                              Schlumberger Omnibus
                                              Incentive Plan.

                                              Proposal 6: To approve the        Issuer     No vote   For
                                              adoption of an amendment and
                                              restatement of the
                                              Schlumberger.

                       Ticker           Meeting                                                              Mgmt.
Issuer                 Symbol Cusip No.  Date             Ballot Issue              Proposed by   Vote Cast  Rec.
------                 ------ --------- -------- -------------------------------- --------------- --------- -------
The Chubb Corporation    CB   171232101 04/30/13 Proposal 1: Election of          Issuer           No vote  For
                                                 Directors

                                                 1a) Zoe Baird Budinger
                                                 1b) Shelia P. Burke
                                                 1c) James I. Cash, Jr.
                                                 1d) John D. Finnegan
                                                 1e) Lawrence W. Kellner
                                                 1f) Martin G. McGuinn
                                                 1g) Lawrence M. Small
                                                 1h) Jess SOderberg
                                                 1i) Daniel E. Somers
                                                 1j) William C. Weldon
                                                 1j) James M. Zimmerman
                                                 1k) Alfred W. Zollar

                                                 Proposal 2: Ratification of the  Issuer           No vote  For
                                                 appointment of Ernst & Young
                                                 LLP as independent auditor.

                                                 Proposal 3: Advisory vote on     Issuer           No vote  For
                                                 the compensation paid to the
                                                 Corporation's named executive
                                                 officers.

                                                 Proposal 4: Shareholder          Security Holder  No vote  Against
                                                 proposal regarding political
                                                 contributions and related
                                                 expenditures.

                                                 Proposal 5: Shareholder          Security Holder  No vote  Against
                                                 proposal regarding preparation
                                                 of an annual sustainability
                                                 report.

                      Ticker           Meeting                                                             Mgmt.
Issuer                Symbol Cusip No.  Date             Ballot Issue             Proposed by   Vote Cast  Rec.
------                ------ --------- -------- ------------------------------- --------------- --------- -------
The Home Depot, Inc.    HD   437076102 05/23/13 Proposal 1: Election of         Issuer           No vote  For
                                                Directors

                                                1a. F. Duane Ackerman
                                                1b. Francis S. Blake
                                                1c. Ari Bousbib
                                                1d. Gregory D. Brenneman
                                                1e. J. Frank Brown
                                                1f. Albert P. Carey
                                                1g. Armando Codina
                                                1h. Bonnie G. Hill
                                                1i. Karen L. Katen
                                                1j. Mark Vadon

                                                Proposal 2: Proposal to Ratify  Issuer           No vote  For
                                                the Appointment of KPMG
                                                LLP

                                                Proposal 3: Advisory Vote to    Issuer           No vote  For
                                                Approve Executive
                                                Compensation

                                                Proposal 4: Approval of the     Issuer           No vote  For
                                                Material Terms of Officer
                                                Performance Goals under the
                                                Management Incentive Plan

                                                Proposal 5: Approval of the     Issuer           No vote  For
                                                Amended and Restated 2005
                                                Omnibus Stock Incentive Plan

                                                Proposal 6: Shareholder         Security Holder  No vote  Against
                                                Proposal Regarding
                                                Employment Diversity Report

                                                Proposal 7: Shareholder         Security Holder  No vote  Against
                                                Proposal Regarding Stormwater
                                                Management Policy

                 Ticker           Meeting                                                               Mgmt.
Issuer           Symbol Cusip No.  Date              Ballot Issue              Proposed by   Vote Cast  Rec.
------           ------ --------- -------- --------------------------------- --------------- --------- -------
The Walt Disney   DIS   254687106 03/06/13 Proposal 1: Election of           Issuer           No vote  For
  Company                                  Directors

                                           1a. Susan E. Arnold
                                           1b. John S. Chen
                                           1c. Judith L. Estrin
                                           1d. Robert A. Iger
                                           1e. Fred H. Langhammer
                                           1f. Aylwin B. Lewis
                                           1g. Monica C. Lozano
                                           1h. Robert W. Matschullat
                                           1i. Sheryl K. Sandberg
                                           1j. Orin C. Smith

                                           Proposal 2: To ratify the         Issuer           No vote  For
                                           appointment of
                                           PricewaterhouseCoopers LLP
                                           as the Company's registered
                                           public accountants for 2013.

                                           Proposal 3: To approve the        Issuer           No vote  For
                                           terms of the Company's
                                           Amended and Restated 2002
                                           Executive Performance Plan, as
                                           amended.

                                           Proposal 4: To approve the        Issuer           No vote  For
                                           advisory resolution on
                                           executive compensation.

                                           Proposal 5: To approve the        Security Holder  No Vote  Against
                                           shareholder proposal relating to
                                           proxy access.

                                           Proposal 6: To approve the        Security Holder  No vote  Against
                                           shareholder proposal relating to
                                           future separation of chariman
                                           and chief executive officer.

                       Ticker           Meeting                                                                Mgmt.
Issuer                 Symbol Cusip No.  Date              Ballot Issue               Proposed by   Vote Cast  Rec.
------                 ------ --------- -------- ---------------------------------- --------------- --------- -------
Wal-Mart Stores, Inc.   WMT   931142103 06/07/13 Proposal 1: Election of            Issuer           For All  For
                                                 Directors

                                                 1a. Aida M. Alvarez
                                                 1b. James I. Cash, Jr.
                                                 1c. Roger C. Corbett
                                                 1d. Douglas N. Daft
                                                 1e. Michael T. Duke
                                                 1f. Timothy P. Flynn
                                                 1g. Marissa A. Mayer
                                                 1h. Gregory B. Penner
                                                 1i. Steven S. Reinemund
                                                 1j. H. Lee Scott, Jr.
                                                 1k. Jim C. Walton
                                                 1l. S. Robson Walton
                                                 1m. Christopher J. Williams
                                                 1n. Linda S. Wolf

                                                 Proposal 2: Ratification of Ernst  Issuer           For      For
                                                 & Young LLP as Independent
                                                 Accountants

                                                 Proposal 3: Advisory Vote to       Issuer           For      For
                                                 Approve Named Executive
                                                 Officer Compensation

                                                 Proposal 4: Approval of the        Issuer           For      For
                                                 Wal-Mart Stores, Inc.
                                                 Management Incentive Plan, as
                                                 amended

                                                 Proposal 5: Special Shareowner     Security Holder  Against  Against
                                                 Meeting Right

                                                 Proposal 6: Equity Retention       Security Holder  Against  Against
                                                 Requirement

                                                 Proposal 7: Independent            Security Holder  Against  Against
                                                 Chairman

                                                 Proposal 8: Request for Annual     Security Holder  Against  Against
                                                 Report on Recoupment of
                                                 Executive Pay

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HOLLAND SERIES FUND, INC.

By:  /s/ Michael F. Holland
     -------------------------
     Michael F. Holland
     President and Treasurer
     August 29, 2013